25. REGULATORY CHARGES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Energy Development Account (CDE)	R$ 58	R$ 122
Regulator inspection fee - ANEEL	3	2
Energy Efficiency Program	255	258
Research and development (R&D)	199	225
Energy System Expansion Research	3	2
National Scientific and Technological Development Fund	6	5
Proinfa - Alternative Energy Program	8	7
Royalties for use of water resources	10	6
Emergency capacity charge	26	31
Others	5	6
Liability	604	693
Current liabilities	457	514
Non-current liabilities	147	179
Regulatory Assets [member]
Liabilities
Global Reversion Reserve (RGR)	R$ 31	R$ 29